Emerging Markets Growth Fund
Investment portfolio
September 30, 2022
unaudited
Common stocks 95.58% Asia-Pacific 76.41% China 33.88%	Shares	Value (000)
Alibaba Group Holding, Ltd.[1]	673,000	$6,751
BeiGene, Ltd.[1]	65,874	677
BeiGene, Ltd. (ADR)[1]	322,967	43,542
Brii Biosciences, Ltd.[1,2]	1,903,000	1,276
CanSino Biologics, Inc., Class H2	740,483	4,160
China Merchants Bank Co., Ltd., Class H	2,721,500	12,591
China Resources Gas Group, Ltd.	1,386,400	4,376
Contemporary Amperex Technology Co., Ltd., Class A	55,500	3,115
ENN Energy Holdings, Ltd.	486,600	6,475
Foshan Haitian Flavouring and Food Co., Ltd., Class A	246,345	2,864
Gracell Biotechnologies, Inc., Class A (ADR)[1]	1,367,971	4,405
Gree Electric Appliances, Inc. of Zhuhai, Class A	150,400	687
H World Group, Ltd. (ADR)	795,717	26,688
Haitian International Holdings, Ltd.	1,818,000	3,421
Hangzhou Tigermed Consulting Co., Ltd., Class A	333,925	4,288
Hangzhou Tigermed Consulting Co., Ltd., Class H	65,537	529
HBM Holdings, Ltd.[1]	4,487,000	1,069
Hutchmed China, Ltd.[1,2]	6,168,885	10,183
Industrial and Commercial Bank of China, Ltd., Class H	37,408,000	17,451
Innovent Biologics, Inc.[1]	5,653,500	17,609
JD Health International, Inc.[1,2]	952,800	5,431
Jiangsu Hengrui Medicine Co., Ltd., Class A	7,727,084	38,209
Kingdee International Software Group Co., Ltd.[1]	2,787,000	3,603
Kweichow Moutai Co., Ltd., Class A	59,661	15,693
Legend Biotech Corp. (ADR)[1]	555,517	22,665
Li Auto, Inc., Class A1	62,200	720
Li Auto, Inc., Class A (ADR)[1]	39,526	910
Longfor Group Holdings, Ltd.	1,239,498	3,513
Midea Group Co., Ltd., Class A	922,882	6,413
NetEase, Inc.	1,212,687	18,415
NetEase, Inc. (ADR)	131,206	9,919
Ping An Insurance (Group) Company of China, Ltd., Class H	9,938,700	49,418
Postal Savings Bank of China Co., Ltd., Class H	13,891,000	8,132
Proya Cosmetics Co., Ltd., Class A	125,614	2,884
Shandong Pharmaceutical Glass Co., Ltd., Class A	253,077	1,031
Shandong Sinocera Functional Material Co., Ltd., Class A	350,032	1,429
Tencent Holdings, Ltd.	685,800	23,161
Trip.com Group, Ltd. (ADR)[1]	1,147,118	31,328
Venustech Group, Inc., Class A	980,576	2,792
WuXi Biologics (Cayman), Inc.[1]	943,000	5,650
Xpeng, Inc., Class A (ADR)[1]	111,834	1,336
Yunnan Energy New Material Co., Ltd., Class A	302,573	7,425
Zai Lab, Ltd. (ADR)[1]	373,326	12,768
		445,002
Emerging Markets Growth Fund — Page 1 of 9

unaudited
Common stocks (continued) Asia-Pacific (continued) Hong Kong 5.90%	Shares	Value (000)
AIA Group, Ltd.	4,071,500	$33,804
First Pacific Co., Ltd.	28,564,000	8,684
Galaxy Entertainment Group, Ltd.	3,477,000	20,302
HKBN, Ltd.	13,970,300	10,835
Hong Kong Exchanges and Clearing, Ltd.	115,100	3,908
		77,533
India 16.64%
Angel One, Ltd.	112,938	1,878
Asian Paints, Ltd.	119,706	4,910
Astral, Ltd.	363,782	9,877
Bank of Baroda	2,670,032	4,299
Berger Paints India, Ltd.	564,253	4,262
Bharti Airtel, Ltd.	1,686,418	16,471
City Union Bank, Ltd.	4,199,388	8,898
Coforge, Ltd.	280,205	11,423
Dabur India, Ltd.	796,482	5,581
FSN E-Commerce Ventures, Ltd.[1]	322,666	5,033
Genpact, Ltd.	262,666	11,497
Godrej Consumer Products, Ltd.[1]	261,241	2,904
Havells India, Ltd.	400,627	6,626
HDFC Bank, Ltd.	1,456,456	25,237
HDFC Bank, Ltd. (ADR)	6,300	368
ICICI Bank, Ltd.	584,782	6,126
ICICI Bank, Ltd. (ADR)	20,613	432
Indian Energy Exchange, Ltd.	2,264,574	3,915
Indus Towers, Ltd.	1,149,959	2,787
Infosys, Ltd.	276,988	4,746
ITC, Ltd.	2,305,740	9,365
Kotak Mahindra Bank, Ltd.	538,649	11,922
MakeMyTrip, Ltd., non-registered shares[1,2]	504,995	15,503
Maruti Suzuki India, Ltd.	33,249	3,601
Power Grid Corporation of India, Ltd.	363,736	941
Quess Corp., Ltd.	750,511	5,943
Reliance Industries, Ltd.	233,960	6,767
TeamLease Services, Ltd.[1]	283,062	10,419
Tube Investments of India, Ltd.	70,493	2,366
United Spirits, Ltd.[1]	478,417	4,919
Varun Beverages, Ltd.	743,525	9,511
		218,527
Indonesia 6.00%
Astra International Tbk PT	30,201,000	13,029
Bank BTPN Syariah Tbk PT	31,807,259	5,701
Bank Central Asia Tbk PT	30,915,900	17,259
Bank Mandiri (Persero) Tbk PT	29,357,700	18,001
Bank Rakyat Indonesia (Persero) Tbk PT	27,584,900	8,115
Elang Mahkota Teknologi Tbk PT	79,592,750	7,901
Indofood CBP Sukses Makmur Tbk PT	2,016,300	1,141
PT Surya Citra Media Tbk	562,652,220	7,587
		78,734
Emerging Markets Growth Fund — Page 2 of 9

unaudited
Common stocks (continued) Asia-Pacific (continued) Philippines 1.46%	Shares	Value (000)
ACEN Corp.	1,693,410	$162
Ayala Corp.	564,470	5,908
Bloomberry Resorts Corp.[1]	49,384,000	5,633
International Container Terminal Services, Inc.	2,812,716	7,520
		19,223
Singapore 1.88%
Grab Holdings, Ltd., Class A1	1,249,028	3,285
Sea, Ltd., Class A (ADR)[1]	99,495	5,577
Singapore Telecommunications, Ltd.	7,407,500	13,634
Yoma Strategic Holdings, Ltd.[1,2]	31,959,732	2,213
		24,709
South Korea 3.33%
Coupang, Inc., Class A1,2	324,971	5,417
Hana Financial Group, Inc.	370,013	9,088
Korea Investment Holdings Co., Ltd.	19,532	643
KT&G Corp.	23,200	1,404
LG Energy Solution, Ltd.[1]	4,266	1,261
NAVER Corp.	42,125	5,614
Samsung Electronics Co., Ltd.	293,875	10,798
Samsung Electronics Co., Ltd. (GDR)[3]	9,202	8,342
SK hynix, Inc.	19,161	1,100
		43,667
Taiwan 6.04%
AirTAC International Group	46,904	1,073
Global Unichip Corp.	423,000	7,732
MediaTek, Inc.	533,042	9,277
Momo.com, Inc.	63,480	1,070
Taiwan Semiconductor Manufacturing Company, Ltd.	4,462,812	58,660
Vanguard International Semiconductor Corp.	769,000	1,555
		79,367
Thailand 0.33%
TISCO Financial Group PCL, foreign registered shares	1,757,100	4,294
Vietnam 0.95%
Masan Group Corp.	2,732,544	11,237
Vinhomes JSC	612,003	1,292
		12,529
Total Asia-Pacific		1,003,585
Latin America 10.69% Brazil 6.97%
Americanas SA, ordinary nominative shares	3,536,668	11,132
CM Hospitalar SA	781,980	2,572
Diagnósticos da América SA	742,978	2,597
Estre Ambiental, Inc.[1,3,4]	591,120	—[5]
Hypera SA, ordinary nominative shares	3,002,174	24,627
Magazine Luiza SA1	16,129,998	13,396
PagSeguro Digital, Ltd., Class A1	38,572	510
Emerging Markets Growth Fund — Page 3 of 9

unaudited
Common stocks (continued) Latin America (continued) Brazil (continued)	Shares	Value (000)
Patria Investments, Ltd., Class A	539,112	$7,035
Rede D’Or Sao Luiz SA	1,880,194	10,359
TIM SA	1,147,552	2,570
Vale SA (ADR), ordinary nominative shares	583,536	7,773
Vale SA, ordinary nominative shares	668,508	8,928
		91,499
Chile 0.76%
Sociedad Química y Minera de Chile SA, Class B (ADR)	110,556	10,033
Mexico 2.96%
América Móvil, SAB de CV, Series L (ADR)	914,150	15,056
Bolsa Mexicana de Valores, SAB de CV, Series A	1,247,300	2,087
Corp. Inmobiliaria Vesta, SAB de CV	3,073,052	5,725
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	935,195	11,820
Megacable Holdings, SAB de CV, ordinary participation certificates	2,100,261	4,232
		38,920
Total Latin America		140,452
Other markets 4.68% Canada 0.19%
Barrick Gold Corp.	165,025	2,558
Netherlands 0.42%
InPost SA1	948,270	5,538
Portugal 0.73%
Galp Energia, SGPS, SA, Class B	998,665	9,571
United Kingdom 1.72%
Airtel Africa PLC	5,205,177	7,512
Network International Holdings PLC[1]	3,488,996	11,814
Sedibelo Resources, Ltd.[1,4]	17,665,800	3,197
		22,523
United States 1.62%
Fabrinet, non-registered shares[1]	10,982	1,048
MercadoLibre, Inc.[1]	12,452	10,308
Philip Morris International, Inc.	71,274	5,916
TechnipFMC PLC[1]	469,096	3,969
		21,241
Total Other markets		61,431
Africa 1.99% Federal Republic of Nigeria 0.24%
Guaranty Trust Holding Co. PLC	126,924,542	3,218
Emerging Markets Growth Fund — Page 4 of 9

unaudited
Common stocks (continued) Africa (continued) South Africa 1.75%	Shares	Value (000)
Discovery, Ltd.[1]	2,243,382	$12,954
MTN Group, Ltd.	410,988	2,698
Standard Bank Group, Ltd.	924,747	7,296
		22,948
Total Africa		26,166
Eastern Europe and Middle East 1.81% Greece 0.11%
Eurobank Ergasias Services and Holdings SA1	1,683,299	1,393
Hungary 0.05%
Wizz Air Holdings PLC[1]	34,595	608
Kazakhstan 0.77%
Halyk Savings Bank of Kazakhstan OJSC (GDR)[3]	1,019,744	10,160
Poland 0.02%
Huuuge, Inc.[1]	61,828	284
Russian Federation 0.00%
Alrosa PJSC[4]	12,604	—[5]
Baring Vostok Capital Fund IV Supplemental Fund, LP1,4,6,7,8	43,189,450	—[5]
Baring Vostok Private Equity Fund IV, LP1,4,6,7,8	23,604,516	—[5]
Gazprom PJSC (ADR)[1,4]	945,588	—[5]
Moscow Exchange MICEX-RTS PJSC[1,4]	2,726,513	—[5]
Rosneft Oil Co. PJSC[4,8]	570,845	—[5]
Sberbank of Russia PJSC[1,4]	1,220,014	—[5]
Sberbank of Russia PJSC[1,4,8]	10,541,712	—[5]
TCS Group Holding PLC (GDR)[1,3,4]	139,349	—[5]
TCS Group Holding PLC (GDR)[1,4]	172,382	—[5]
X5 Retail Group NV (GDR)[4]	108,031	—[5]
Yandex NV, Class A1,4	531,189	—[5]
		—[5]
Slovenia 0.34%
Nova Ljubljanska Banka dd (GDR)	441,286	4,482
Turkey 0.52%
Pegasus Hava Tasimaciligi AS1,2	250,518	3,220
Sok Marketler Ticaret AS, non-registered shares[1]	3,305,458	3,688
		6,908
Total Eastern Europe and Middle East		23,835
Total common stocks (cost: $1,351,903,000)		1,255,469
Emerging Markets Growth Fund — Page 5 of 9

unaudited
Preferred securities 0.27% Asia-Pacific 0.27% South Korea 0.27%	Shares	Value (000)
Samsung Electronics Co., Ltd., nonvoting preferred shares	109,467	$3,562
Total preferred securities (cost: $4,914,000)		3,562
Short-term securities 5.34% Money market investments 4.42%
Capital Group Central Cash Fund 2.81%[9,10]	579,934	57,988
Money market investments purchased with collateral from securities on loan 0.92%
Capital Group Central Cash Fund 2.81%[9,10,11]	42,437	4,243
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.94%[9,11]	2,900,000	2,900
Goldman Sachs Financial Square Government Fund, Institutional Shares 2.93%[9,11]	2,400,000	2,400
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 2.88%[9,11]	1,174,502	1,175
Dreyfus Treasury Obligations Cash Management, Institutional Shares 2.85%[9,11]	800,000	800
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 2.80%[9,11]	400,000	400
BlackRock Liquidity Funds – FedFund, Institutional Shares 2.76%[9,11]	200,000	200
		12,118
Total short-term securities (cost: $70,096,000)		70,106
Total investment securities 101.19% (cost: $1,426,913,000)		1,329,137
Other assets less liabilities (1.19)%		(15,665)
Net assets 100.00%		$1,313,472
Investments in affiliates10

	Value of affiliates at 7/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 9/30/2022 (000)	Dividend income (000)
Short-term securities 4.74%
Money market investments 4.42%
Capital Group Central Cash Fund 2.81%[9]	$52,360	$71,613	$65,989	$(10)	$14	$57,988	$256
Money market investments purchased with collateral from securities on loan 0.32%
Capital Group Central Cash Fund 2.81%[9,11]	9,755		5,512[12]			4,243	—[13]
Total 4.74%				$(10)	$14	$62,231	$256
Restricted securities8

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Baring Vostok Capital Fund IV Supplemental Fund, LP1,4,6,7	10/8/2007-8/29/2019	$27,019	$—[5]	.00%
Baring Vostok Private Equity Fund IV, LP1,4,6,7	4/25/2007-12/28/2020	12,150	—[5]	.00
Rosneft Oil Co. PJSC[4]	8/2/2022	3,828	—[5]	.00
Sberbank of Russia PJSC[1,4]	6/14/2022	27,461	—[5]	.00
Total		$70,458	$—[5]	.00%
Emerging Markets Growth Fund — Page 6 of 9

unaudited
[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $11,310,000, which represented .86% of the net assets of the fund.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $18,502,000, which represented 1.41% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Amount less than one thousand.
[6]	Cost and market value do not include prior distributions to the fund from income or proceeds realized from securities held by the private equity fund. Therefore, the cost and market value may not be indicative of the private equity fund’s performance. For private equity funds structured as limited partnerships, shares are not applicable and therefore the fund’s interest in the partnership is reported.
[7]	Excludes an unfunded capital commitment representing an agreement which obligates the fund to meet capital calls in the future. Capital calls can only be made if and when certain requirements have been fulfilled; thus, the timing and the amount of such capital calls cannot readily be determined.
[8]	Restricted security, other than Rule 144A, subject to legal or contractual restrictions on resale, including private placement securities not registered under the Securities Act of 1933. The total value of all such restricted securities was less than $1,000, which represented less than 0.01% of the net assets of the fund.
[9]	Rate represents the seven-day yield at 9/30/2022.
[10]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[11]	Security purchased with cash collateral from securities on loan.
[12]	Represents net activity.
[13]	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital International, Inc. (“CIInc”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Emerging Markets Growth Fund — Page 7 of 9

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of directors has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2022 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Asia-Pacific	$195,640	$807,945	$—	$1,003,585
Latin America	140,452	—	—*	140,452
Other markets	23,799	34,435	3,197	61,431
Africa	—	26,166	—	26,166
Eastern Europe and Middle East	—	23,835	—*	23,835
Preferred securities	—	3,562	—	3,562
Short-term securities	70,106	—	—	70,106
Total	$429,997	$895,943	$3,197	$1,329,137
*	Amount less than one thousand.

Key to abbreviations
ADR = American Depositary Receipts
GDR = Global Depositary Receipts
Emerging Markets Growth Fund — Page 8 of 9

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP1-015-1122O-S89747	Emerging Markets Growth Fund — Page 9 of 9